Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Schedule of tax expense (benefit)

	Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	USD

Current Tax	103,835,541	97,857,914	141,126,316	21,690,718
Deferred Tax	(36,589,051)	(15,245,782)	(18,127,807)	(2,786,193)

Total	67,246,490	82,612,132	122,998,509	18,904,525

Schedule of reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes

	Years Ended December 31,
	2015	2016	2017
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for income tax purposes	3.71%	2.18%	1.62%
Tax-free income	—	—	-1.75%
Uncertain tax position impact	0.24%	0.18%	-1.09%
Different tax rate of subsidiary operation in other jurisdiction	0.27%	-0.81%	-1.13%
Effective income tax rate	29.22%	26.55%	22.65%

Schedule of principal components of the deferred income tax asset and liabilities

	As of December 31,
	2016	2017	2017
	RMB	RMB	USD
Deferred tax assets:
Deferred revenue	56,246,396	50,156,971	7,708,985
Accrued expenses	682,349	1,492,796	229,439
Discount of investment	35,377	—	—
Tax loss carry forward	7,673,267	19,157,917	2,944,517
Allowance for doubtful debts	—	999,354	153,598
Exchange gain	103,745	4	1

Gross deferred tax assets	64,741,134	71,807,042	11,036,540
Valuation allowance	—	—	—

Net deferred tax assets	64,741,134	71,807,042	11,036,540

Analysis as:
Current	56,246,396	—	—
Non-current	8,494,738	71,807,042	11,036,540

Deferred tax liabilities:
Amortization of intangible assets	9,815,595	4,717,167	725,015
Unrealized investment income	455,023	—	—

Total deferred tax liabilities	10,270,618	4,717,167	725,015

Analysis as:
Current	455,023	—	—
Non-current	9,815,595	4,717,167	725,015

Schedule of reconciliation of the beginning and ending amounts of uncertain tax position

RMB
Uncertain tax position—January 1, 2015	4,805,691
Gross increases—accrued interest in current period	566,562
Exchange rate translation	—

Uncertain tax position—December 31, 2015	5,372,253
Gross increases—accrued interest in current period	566,563
Exchange rate translation	—
Uncertain tax position—December 31, 2016	5,938,816

Gross increases—accrued interest in current period	—
Reversal	(5,938,816)
Exchange rate translation	—

Uncertain tax position—December 31, 2017	—